Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Universal Hospital Services, Inc.	Non controlling Interests
Balances at Dec. 31, 2008	$ 188,451	$ 248,794	$ (39,592)	$ (20,751)	$ 188,451
Increase (Decrease) in Stockholders' Equity
Net loss	(18,573)		(18,573)		(18,573)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	572			572	572
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	3,541			3,541	3,541
Balances at Dec. 31, 2009	173,991	248,794	(58,165)	(16,638)	173,991
Increase (Decrease) in Stockholders' Equity
Net loss	(29,111)		(29,111)		(29,111)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	(980)			(980)	(980)
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	2,839			2,839	2,839
Balances at Dec. 31, 2010	146,739	248,794	(87,276)	(14,779)	146,739
Increase (Decrease) in Stockholders' Equity
Net loss	(14,044)		(14,341)			297
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	5,254
Consolidation of Emergent Group non controlling interests	379					379
Dividend and equity distribution	(34,500)	(34,500)
Cash distributions to non controlling interests	(291)					(291)
Contributions from new members to non controlling interests	7					7
Balances at Sep. 30, 2011	103,544	214,294	(101,617)	(9,525)		392
Balances at Dec. 31, 2010	146,739	248,794	(87,276)	(14,779)	146,739
Increase (Decrease) in Stockholders' Equity
Net loss	(21,939)		(22,390)		(22,390)	451
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $0, $115 and $373 for the year ended 2011, 2010 and 2009, respectively	(4,136)			(4,136)	(4,136)
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	7,088			7,088	7,088
Consolidation of Emergent Group non controlling interests	379					379
Dividend and equity distribution	(34,500)	(34,500)			(34,500)
Cash distributions to non controlling interests	(451)					(451)
Contributions from new members to non controlling interests	7					7
Balances at Dec. 31, 2011	93,187	214,294	(109,666)	(11,827)	92,801	386
Increase (Decrease) in Stockholders' Equity
Net loss	(22,022)		(22,590)			568
Unrealized gain on cash flow hedge, net of tax of $4,504, $2,100 and $2,340 for the year ended 2011, 2010 and 2009, respectively	2,887
Cash distributions to non controlling interests	(571)					(571)
Balances at Sep. 30, 2012	$ 73,481	$ 214,294	$ (132,256)	$ (8,940)		$ 383